Schedule of Long Lived Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total long-lived assets	$ 42,620,517	$ 1,806,000
UNITED STATES
Segment Reporting [Line Items]
Total long-lived assets	36,611,405
AUSTRALIA
Segment Reporting [Line Items]
Total long-lived assets	$ 6,009,112	$ 1,806,000